Deferred income tax and social contribution (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Total deferred income tax and social contribution	R$ 1,367,586
Unused tax losses [member]
IfrsStatementLineItems [Line Items]
2023	80,475
2024	504,340
2024	15,453
2024	515,457
2025
2025	385,264
2026
2026	(133,403)
Total	95,928
Total	R$ 1,271,658